Shareholders’ Equity - Narrative (Details) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended			24 Months Ended
	Dec. 22, 2023 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 30, 2024 shares	Dec. 21, 2023 USD ($)	Jan. 31, 2023 USD ($)
Equity, Class of Treasury Stock [Line Items]
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.10	$ 0.10	$ 0.10		$ 0.10
Shares bought back (in shares) | shares		50,000	50,000	5,086,786		4,564,971
Average value (in dollars per share) | $ / shares						$ 3.88
SLA treasury shares (in shares) | shares			3,619,609			3,619,609
Stock cancelled (in shares) | shares			19,680,391	0
Deferred finance costs, amortization expense | $			$ 2.5	$ 2.5
Unamortized deferred finance charges | $		$ 7.6	5.2	7.6		$ 5.2
Additional paid in capital | $	$ 290.6	$ 340.8	$ 521.9	$ 340.8		$ 521.9		$ 2,290.6
Adjustments to additional paid in capital | $					$ 0.0
Share Capital
Equity, Class of Treasury Stock [Line Items]
Shares bought back (in shares) | shares			50,000	5,086,786	125,000
Stock cancelled (in shares) | shares			19,680,391
Additional Paid in Capital
Equity, Class of Treasury Stock [Line Items]
Adjustments to additional paid in capital | $	2,000.0				$ 2,000.0
Contributed Surplus
Equity, Class of Treasury Stock [Line Items]
Adjustments to additional paid in capital | $	$ (2,000.0)				$ (2,000.0)
$250m Convertible bonds
Equity, Class of Treasury Stock [Line Items]
Shares authorized (in shares) | shares					25,000,000.0		0
SLA shares outstanding (in shares) | shares		10,860,689	1,700,000	10,860,689		1,700,000
Issuance costs | $									$ 12.4